Income Taxes - Schedule of income tax rate reconciliation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Loss before taxes	$ (2,603,169)	$ (602,976)	$ (2,574,000)	$ (1,241,838)
Total income tax benefit	$ 2,241,208	$ 174,395	$ 2,241,208	$ 357,238
VSee Lab, Inc
Loss before taxes					$ (1,572,124)	$ (1,620,117)
Federal income tax benefit at federal statutory rate of 21%					330,146	340,198
State income tax benefit, net of federal benefit					121,463	93,644
Permanent differences, net					17,377	17,892
Other					156,123	242,629
Valuation allowance charges affecting the income tax provision					(2,463,599)
Total income tax benefit					$ (1,838,490)	$ 694,363